Quarterly Report
June 30, 2021
MFS®  Arkansas
Municipal Bond Fund
MAR-Q1

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.0%
Airport Revenue – 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$249,062
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	162,418
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	108,732
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	120,369
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,838
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	141,708
		$873,127
General Obligations - General Purpose – 3.7%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$2,202,303
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	375,000	396,526
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	70,000	79,862
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	50,000	54,923
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	110,000	126,318
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	103,328
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	30,000	34,126
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	255,425
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,620,000	1,340,550
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	320,000	330,301
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	61,873
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	130,000	133,897
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	155,428
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	149,235
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	150,000	185,934
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	225,000	284,426
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	205,000	263,682
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	295,000	385,847
		$6,543,984
General Obligations - Schools – 7.5%
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$1,500,000	$1,696,973
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	1,000,000	1,129,208
Bentonville, AR, School District No. 6 Refunding, “F”, 5%, 6/01/2025	480,000	563,904
Bentonville, AR, School District No. 6 Refunding, “F”, 5%, 6/01/2026	300,000	363,013
Bentonville, AR, School District No. 6 Refunding, “F”, 3%, 6/01/2027	1,065,000	1,187,976
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	48,392
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,487
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	626,528
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,152,061
North Little Rock, AR, School District No. 1 (Pulaski County), 5%, 2/01/2026	1,000,000	1,195,901
North Little Rock, AR, School District No. 1 (Pulaski County), 2%, 2/01/2027	2,000,000	2,101,185
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041	2,000,000	2,068,676
		$13,419,304
Healthcare Revenue - Hospitals – 9.9%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$2,496,085
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,173,564
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	940,536
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,000,000	1,243,696
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	2,248,952
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	1,111,465
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,824,697
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	590,439
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	10,000	11,400
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	12,424
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,150

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	$90,000	$102,597
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	556,103
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	1,092,783
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	22,046
Pulaski County, AR, Public Facilities Board, Healthcare Rev., 5.5%, 7/01/2043 (Prerefunded 7/01/2023)	750,000	826,172
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	3,322,577
		$17,581,686
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$390,000	$404,727
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	209,025	227,103
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	330,000	386,737
		$1,018,567
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$114,254
Miscellaneous Revenue - Other – 4.8%
Arkansas Development Finance Authority Rev., Public Safety Charges (Emergency Management Project), 4%, 6/01/2031	$1,070,000	$1,266,118
Arkansas Development Finance Authority, Public Safety Charges (Arkansas Division of Emergency Management Project), 4%, 6/01/2045	2,955,000	3,399,955
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,291,549
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,615,000	1,666,270
		$8,623,892
Sales & Excise Tax Revenue – 18.4%
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2034 (w)	$1,000,000	$1,101,687
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2035 (w)	1,000,000	1,098,504
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2036 (w)	785,000	861,029
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	761,956
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,413,491
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	913,369
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,233,623
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2032 (w)	350,000	386,595
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2033 (w)	370,000	407,184
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2034 (w)	380,000	416,913
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2036 (w)	400,000	436,049
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	412,635
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,120,181
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	10,000	12,390
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	10,000	12,576
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	10,000	12,765
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	45,000	52,217
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	65,000	74,053
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	477,780
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,332,336
Mississippi County, AR, 4%, 6/01/2036	650,000	710,346
Mississippi County, AR, 4%, 6/01/2038	1,095,000	1,192,187
Mountain View, AK, Sales and Use Tax Rev. , BAM, 4%, 11/01/2027	335,000	392,811
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2031	335,000	358,626
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2032	395,000	420,473
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2033	405,000	429,381
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2034	415,000	440,964
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2035	425,000	449,921
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,233,101
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	40,883
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,108,000	2,429,717

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	$355,000	$397,887
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	134,497
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	2,245
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	70,610
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,763
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	60,421
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	10,466
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	478,056
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	426,523
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,189,000	719,876
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,433,788
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028 (Prerefunded 11/01/2022)	1,000,000	1,063,192
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,118,034
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	2,094,851
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,846,700
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	180,000	205,941
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	100,000	104,883
		$32,809,476
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$782,926
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	288,015
		$1,070,941
Single Family Housing - State – 1.1%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$545,000	$590,214
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	550,000	595,030
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	640,000	712,154
		$1,897,398
State & Local Agencies – 6.6%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,718,241
Arkansas Development Finance Authority State Agencies Facilities Revenue Refunding and Construction (Justice Building Project), 4%, 12/01/2050	2,570,000	2,914,709
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	965,215
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.84% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,269,037
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	200,000	255,116
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	473,893
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	150,000	180,650
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	345,000	432,202
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	580,000	719,430
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	1,259,865
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	596,177
		$11,784,535
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$70,000	$74,247
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	191,368
		$265,615
Tax - Other – 4.5%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$2,222,982
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,393,594
Little Rock, AR, Litmited Tax General Obligation, Capital Improvement, 5%, 4/01/2022	1,000,000	1,036,134
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	210,000	215,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	$890,000	$966,817
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	116,881
		$7,951,844
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$17,720
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	13,000	15,703
		$33,423
Tobacco – 2.4%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,296,936
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	454,042
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	105,000	135,990
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	216,217
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	750,000	876,119
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	2,010,000	329,040
		$4,308,344
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$230,000	$261,919
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	203,887
		$465,806
Transportation - Special Tax – 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$20,000	$20,570
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	760,000	822,406
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	715,000	772,757
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	416,644
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	1,015,000	1,170,155
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	95,000	119,747
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	65,000	81,528
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	371,762
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB” , 4%, 6/15/2044	1,775,000	2,026,887
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	125,000	156,595
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	125,000	153,297
		$6,112,348
Universities - Colleges – 16.4%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,640,409
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	559,959
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2030	410,000	542,975
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2031	430,000	567,379
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2032	450,000	592,069
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2033	475,000	623,107
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 4%, 12/01/2035	410,000	493,266
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	86,127
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	142,100
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,394
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	65,975
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024 (Prerefunded 10/01/2021)	1,000,000	1,009,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 5%, 4/01/2041 (Prerefunded 10/01/2021)	$1,000,000	$1,011,981
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,161,609
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	399,211
University of Arkansas Athletic Facilities Rev. (Fayetteville Campus), “A”, 5%, 9/15/2033	1,450,000	1,850,734
University of Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029 (Prerefunded 12/01/2022)	605,000	646,516
University of Arkansas Auxiliary Enterprises Rev. (UALR Campus), “A”, 5%, 5/01/2029 (Prerefunded 5/01/2022)	200,000	208,099
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,865,223
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,331,080
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026 (Prerefunded 11/01/2021)	1,000,000	1,016,189
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,122,603
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,874,938
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	576,563
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	857,896
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,206,692
University of Arkansas Facilities Rev. (UAMS Campus), “A”, 5%, 3/01/2031	915,000	1,174,707
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2023 (Prerefunded 12/01/2021)	250,000	254,033
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2024 (Prerefunded 12/01/2021)	250,000	254,033
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2025 (Prerefunded 12/01/2021)	500,000	508,067
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2026 (Prerefunded 12/01/2021)	305,000	309,921
University of Arkansas Various Facilities Refunding Rev. (Uams Campus), “A”, 5%, 12/01/2025	500,000	596,338
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	582,853
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	607,919
University of Texas, Financing System Rev., “A”, 5%, 8/15/2050	900,000	1,437,649
		$29,238,125
Universities - Dormitories – 0.8%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,130,000	$1,375,250
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$255,000	$261,375
Utilities - Municipal Owned – 5.4%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,178,175
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032 (Prerefunded 9/01/2022)	1,130,000	1,193,158
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,175,118
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036 (Prerefunded 9/01/2022)	1,165,000	1,230,114
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	2,953,407
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	397,700
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	63,050
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	29,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	14,588
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	141,012
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	14,531
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	150,737
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	252,200
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	139,046
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	76,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	58,350
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	67,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	203,700
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	16,155
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,738
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	24,313
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	91,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	106,975
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	34,038

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	$95,000	$92,388
		$9,722,643
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$302,451
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	163,802
		$466,253
Water & Sewer Utility Revenue – 11.5%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$1,081,087
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	610,633
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,839,446
Fort Smith, AR, Water and Sewer Refunding Construction Rev., 5%, 10/01/2031	500,000	635,772
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,561,451
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	459,695
Fort Smith, AR, Water and Sewer Rev., BAM, 3%, 10/01/2029	325,000	361,537
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,213,937
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	97,193
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	566,723
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	269,975
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	267,722
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	245,525
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	1,046,063
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	1,042,819
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,389,298
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	1,230,856
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	612,793
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,888,151
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	772,746
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	56,545
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	65,000	73,260
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,889
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	84,554
		$20,441,670
Total Municipal Bonds		$176,379,860
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$245,000	$216,637
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	500,000	153,275
Total Bonds		$369,912
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 0.02% (v)	4,779,805	$4,779,805

Other Assets, Less Liabilities – (1.9)%		(3,471,914)
Net Assets – 100.0%		$178,057,663
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,779,805 and $176,749,772, respectively.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,987,318, representing 1.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$176,379,860	$—	$176,379,860
U.S. Corporate Bonds	—	369,912	—	369,912
Mutual Funds	4,779,805	—	—	4,779,805
Total	$4,779,805	$176,749,772	$—	$181,529,577
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,447,457	$12,566,680	$9,234,332	$—	$—	$4,779,805
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$260	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2021, are as follows:
Arkansas	74.8%
Puerto Rico	6.9%
New Jersey	3.0%
Guam	2.9%
Texas	1.8%
Illinois	1.4%
New York	1.2%
Ohio	0.9%
California	0.8%
Maryland	0.8%
Massachusetts	0.8%
Pennsylvania	0.8%
North Carolina	0.7%
Colorado	0.6%
Iowa	0.5%
Michigan	0.4%
Alabama	0.3%
Connecticut	0.3%
South Carolina	0.3%
Tennessee	0.3%
Washington DC	0.2%
Wisconsin	0.2%
Indiana	0.1%
Virginia	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.